Common stock (Details 1) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Treasury Stock Value outstanding	$ 115,617
Repurchase of common stock	0	0	3
Restricted stock issued	0	0	0
Treasury Stock Value outstanding	91,452	115,617
Class Common Stock [Member]
Repurchase of common stock (in shares)			0
Restricted stock issued (In shares)	0	0	0
Exercised stock options - compensation plans (in shares)	0	0	0
Restricted stock units - vested (in shares)	0	0	0
Common Class B [Member]
Repurchase of common stock (in shares)			0
Restricted stock issued (In shares)	0	0	0
Exercised stock options - compensation plans (in shares)	0	0	0
Restricted stock units - vested (in shares)	0	0	0
Common Class E [Member]
Repurchase of common stock (in shares)			200
Restricted stock issued (In shares)	(32,317)	25,541	38,115
Exercised stock options - compensation plans (in shares)	895,674	325,996	82,106
Restricted stock units - vested (in shares)	85,249	69,865	44,904
Common Class F [Member]
Repurchase of common stock (in shares)			0
Restricted stock issued (In shares)	0	0	0
Exercised stock options - compensation plans (in shares)	0	0	0
Restricted stock units - vested (in shares)	0	0	0
Common Stock [Member]
Repurchase of common stock (in shares)			200
Restricted stock issued (In shares)	32,317	25,541	38,115
Exercised stock options - compensation plans (in shares)	895,674	325,996	82,106
Restricted stock units - vested (in shares)	85,249	69,865	44,904
Treasury stock
Treasury Stock Value outstanding	115,617	125,667	129,602
Treasury Stock, outstanding (in shares)	4,847,898	5,269,300	5,434,225
Repurchase of common stock			3
Repurchase of common stock (in shares)			200
Restricted stock issued	771	609	909
Restricted stock issued (In shares)	(32,317)	(25,541)	(38,115)
Exercised stock options - compensation plans	(21,361)	(7,775)	(1,958)
Exercised stock options - compensation plans (in shares)	(895,674)	(325,996)	(82,106)
Restricted stock units - vested	(2,033)	(1,666)	(1,071)
Restricted stock units - vested (in shares)	(85,249)	(69,865)	(44,904)
Treasury Stock Value outstanding	91,452	115,617	125,667
Treasury Stock, outstanding (in shares)	3,834,658	4,847,898	5,269,300
Treasury stock | Class Common Stock [Member]
Treasury Stock Value outstanding	10,708	10,708	10,708
Treasury Stock, outstanding (in shares)	318,140	318,140	318,140
Repurchase of common stock			0
Repurchase of common stock (in shares)			0
Restricted stock issued	0	0	0
Restricted stock issued (In shares)	0	0	0
Exercised stock options - compensation plans	0	0	0
Exercised stock options - compensation plans (in shares)	0	0	0
Restricted stock units - vested	0	0	0
Restricted stock units - vested (in shares)	0	0	0
Treasury Stock Value outstanding	10,708	10,708	10,708
Treasury Stock, outstanding (in shares)	318,140	318,140	318,140
Treasury stock | Common Class B [Member]
Treasury Stock Value outstanding	15,655	15,655	15,655
Treasury Stock, outstanding (in shares)	568,010	568,010	568,010
Repurchase of common stock			0
Repurchase of common stock (in shares)			0
Restricted stock issued	0	0	0
Restricted stock issued (In shares)	0	0	0
Exercised stock options - compensation plans	0	0	0
Exercised stock options - compensation plans (in shares)	0	0	0
Restricted stock units - vested	0	0	0
Restricted stock units - vested (in shares)	0	0	0
Treasury Stock Value outstanding	15,655	15,655	15,655
Treasury Stock, outstanding (in shares)	568,010	568,010	568,010
Treasury stock | Common Class E [Member]
Treasury Stock Value outstanding	89,254	99,304	103,239
Treasury Stock, outstanding (in shares)	3,961,748	4,383,150	4,548,075
Repurchase of common stock			3
Repurchase of common stock (in shares)			200
Restricted stock issued	(771)	(609)	(909)
Restricted stock issued (In shares)	(32,317)	(25,541)	(38,115)
Exercised stock options - compensation plans	(21,361)	(7,775)	(1,958)
Exercised stock options - compensation plans (in shares)	(895,674)	(325,996)	(82,106)
Restricted stock units - vested	(2,033)	(1,666)	(1,071)
Restricted stock units - vested (in shares)	(85,249)	(69,865)	(44,904)
Treasury Stock Value outstanding	$ 65,089	$ 89,254	$ 99,304
Treasury Stock, outstanding (in shares)	2,948,508	3,961,748	4,383,150